Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 6— GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following table provides a summary of the changes in goodwill (in thousands):

	December 31,
	2016	2015

Balance at beginning of period	$541,704	$534,916
Acquisitions	129	6,788
Impairment	(125,000)	—
Balance at end of period	$416,833	$541,704

Goodwill related to the hospital operations reporting unit was $383.5 million and $508.4 million as of December 31, 2016 and December 31, 2015, respectively. Goodwill related to the hospital management advisory and consulting services reporting unit was $33.3 million at both December 31, 2016 and December 31, 2015.

See Note 3 — Impairment of Long-Lived Assets and Goodwill for a discussion of the goodwill impairment charges recorded by the Company during the year ended December 31, 2016.

Intangible Assets

The following table provides a summary of the components of intangible assets (in thousands):

	December 31,
	2016	2015

Finite-lived intangible assets:
Capitalized software costs:
Cost	$180,855	$194,941
Accumulated amortization	(118,391)	(98,004)
Capitalized software costs, net	62,464	96,937
Physician guarantee contracts:
Cost	11,355	16,594
Accumulated amortization	(6,329)	(9,560)
Physician guarantee contracts, net	5,026	7,034
Other finite-lived intangible assets:
Cost	44,342	43,275
Accumulated amortization	(33,059)	(29,351)
Other finite-lived intangible assets, net	11,283	13,924
Total finite-lived intangible assets
Cost	236,552	254,810
Accumulated amortization	(157,779)	(136,915)
Total finite-lived intangible assets, net	$78,773	$117,895

Indefinite-lived intangible assets:
Tradenames	$4,000	$4,000
Medical licenses and other indefinite-lived intangible assets	2,209	7,355
Total indefinite-lived intangible assets	$6,209	$11,355

Total intangible assets:
Cost	$242,761	$266,165
Accumulated amortization	(157,779)	(136,915)
Total intangible assets, net	$84,982	$129,250

During the year ended December 31, 2016, the Company recorded $18.9 million of impairment charges related to capitalized software costs. See Note 3 — Impairment of Long-Lived Assets and Goodwill for additional information on these impairment charges.

As of December 31, 2016, the Company had $2.7 million of capitalized software costs that are currently in the development stage. Amortization of these capitalized costs will begin once the software projects are complete and ready for their intended use.

Amortization Expense

The following table provides a summary of the components of amortization expense (in thousands):

	Year Ended December 31,
	2016	2015	2014

Amortization of finite-lived intangible assets:
Capitalized software costs	$25,193	$27,317	$26,991
Physician guarantee contracts	3,108	3,951	5,149
Other finite-lived intangible assets	2,866	3,334	3,585
Total amortization expense related to finite-lived intangible assets	31,167	34,602	35,725
Amortization of leasehold improvements and property and equipment assets held under capital lease obligations	3,111	2,496	2,610
Total amortization expense	$34,278	$37,098	$38,335

As of December 31, 2016, the weighted-average remaining amortization period of the Company’s intangible assets subject to amortization, except for capitalized software costs and physician guarantee contracts, was approximately 5.5 years.

Total estimated future amortization expense for the next five years and thereafter related to intangible assets follows (in thousands):

2017	$23,217
2018	16,810
2019	12,813
2020	9,212
2021	8,812
Thereafter	7,909
Total estimated future amortization expense	$78,773